AFFORDABLE GREEN HOMES INTERNATIONAL, INC.

        December 11, 2007

Mr. Ryan Rohn
Securities and Exchange Commission
Mail Stop 7010
Washington, D.C. 20549

Via edgar and fax: (202) 772-9369

Re: Affordable Green Homes International, Inc.
       Form 8-K (1st Amendment)
       File No. 333-144765
       Filed: December 4, 2007

Dear Mr. Rohn:

Further to your correspondence with Mr. William O’Neal dated December 5, 2007, we acknowledge that:

•	the company is responsible for the adequacy and accuracy of the disclosure in the filing;
•	staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and
•	the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any further queries or responses to Mr. William O’Neal, our corporate attorney.

Yours truly;

/s/ John Jones
John Jones, President

cc: William O’Neal, The O’Neal Law Firm – via email and fax

800 Vella Street, Suite G, Palm Springs, CA 92264
Phone: 760-534-0846